Provisions - Summary of Provisions Analysed as Current and Non-Current (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
Current	$ 16	$ 40	$ 10
Non-current	44	22	17
Provisions current and non-current	$ 60	$ 62	$ 27